November 24, 2017	William M. Beaudoin T +1 617 854 2337 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds IV
File Nos. 033-68666 and 811-08004

Ladies and Gentlemen:

On behalf of AMG Funds IV (formerly Aston Funds) (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplements, filed with the Securities and Exchange Commission on November 1, 2017 under Rule 497(e) (SEC Accession No. 0001193125-17-328577), to the:

(i)	Prospectus for AMG Managers Montag & Caldwell Balanced Fund (formerly ASTON/Montag & Caldwell Balanced Fund), dated February 27, 2017, as revised October 1, 2017;

(ii)	Prospectus for AMG Managers Montag & Caldwell Mid Cap Growth Fund (formerly ASTON/Montag & Caldwell Mid Cap Growth Fund), dated February 27, 2017, as revised October 1, 2017;

(iii)	Prospectus for AMG Managers Value Partners Asia Dividend Fund (formerly ASTON/Value Partners Asia Dividend Fund), dated February 27, 2017, as revised October 1, 2017;

(iv)	Prospectus for AMG Managers DoubleLine Core Plus Bond Fund (formerly ASTON/DoubleLine Core Plus Fixed Income Fund), dated October 1, 2017;

(v)	Prospectus for AMG Managers Fairpointe ESG Equity Fund (formerly AMG Managers Fairpointe Focused Equity Fund), dated February 27, 2017, as revised October 1, 2017;

Securities and Exchange Commission	- 2 -	November 24, 2017

(vi)	Prospectus for AMG Managers Guardian Capital Global Dividend Fund (formerly ASTON/Guardian Capital Global Dividend Fund), dated February 27, 2017, as revised October 1, 2017;

(vii)	Prospectus for AMG GW&K U.S. Small Cap Growth Fund (formerly ASTON Small Cap Fund), dated February 27, 2017, as revised October 1, 2017;

(viii)	Prospectus for AMG Managers Lake Partners LASSO Alternatives Fund (formerly ASTON/Lake Partners LASSO Alternatives Fund), dated February 27, 2017, as revised October 1, 2017;

(ix)	Prospectus for AMG Managers LMCG Small Cap Growth Fund (formerly ASTON/LMCG Small Cap Growth Fund), dated February 27, 2017, as revised October 1, 2017;

(x)	Prospectus for AMG River Road Focused Absolute Value Fund (formerly ASTON/River Road Focused Absolute Value Fund), dated October 1, 2017

(xi)	Prospectus for AMG River Road Long-Short Fund (formerly ASTON/River Road Long-Short Fund), dated October 1, 2017;

(xii)	Prospectus for AMG River Road Small-Mid Cap Value Fund (formerly AMG River Road Select Value Fund), dated October 1, 2017;

(xiii)	Prospectus for AMG River Road Dividend All Cap Value Fund (formerly ASTON/River Road Dividend All Cap Value Fund), dated October 1, 2017;

(xiv)	Prospectus for AMG River Road Dividend All Cap Value Fund II (formerly ASTON/River Road Dividend All Cap Value Fund II), dated October 1, 2017; and

(xv)	Prospectus for AMG Managers Silvercrest Small Cap Fund (formerly ASTON/Silvercrest Small Cap Fund), dated October 1, 2017.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Securities and Exchange Commission	- 3 -	November 24, 2017

Sincerely,

/s/ William M. Beaudoin

William M. Beaudoin